Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets	12 Months Ended
Sep. 30, 2021
Land use rights [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful life	50 years
Minimum [Member] | Buildings [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful life	10 years
Minimum [Member] | Machinery and equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful life	5 years
Minimum [Member] | Transportation vehicles [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful life	3 years
Minimum [Member] | Office equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful life	3 years
Minimum [Member] | Electronic equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful life	3 years
Maximum [Member] | Buildings [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful life	32 years
Maximum [Member] | Machinery and equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful life	20 years
Maximum [Member] | Transportation vehicles [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful life	10 years
Maximum [Member] | Office equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful life	10 years
Maximum [Member] | Electronic equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful life	10 years